ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	As at	As at
	December 31,	December 31,
	2024	2023
Trade payables	$295,998	$317,888
Accrued liabilities	276,462	235,806
Wages payable	108,142	94,368
Other liabilities	137,047	102,318
Total accounts payable and accrued liabilities	$817,649	$750,380